Leases (Details) - Schedule of cash flow and other information related to operating leases	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Cash Flow and Other Information Related to Operating Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 114,749
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 205,593
Weighted-average remaining lease term — operating leases (years)	4 years 8 months 12 days
Weighted-average discount rate — operating leases	5.08%